Pay vs Performance Disclosure - USD ($)		5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 05, 2020	Dec. 31, 2023	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

											Value of Initial Fixed $100 Investment Based On:

Fiscal Year a	Summary Compensation Table Total for James Kessler ($)[1] b	Compensation Actually Paid to James Kessler $[2] (c)	Summary Compensation Table Total for Ann Fandozzi[2] ($)[1] b	Compensation Actually Paid to Ann Fandozzi[2] $[2] (c)	Summary Compensation Table Total for Sharon Driscoll[3] ($)[1] b	Compensation Actually Paid to Sharon Driscoll[3] $[2] (c)	Summary Compensation Table Total for Karl Werner[4] ($)[1] b	Compensation Actually Paid to Karl Werner[4] $[2]	Average Summary Compensation Table Total for non-PEO NEOs $[3] (d)	Average Compensation Actually Paid to non-PEO NEOs $[4] (e)	Total Shareholder Return $[5] (h)	Peer Group Total Shareholder Return $[6] (g)	Net Income ($ in Millions) (h)	Agency Proceeds ($ in Millions) (i)
2023	15,928,325	25,849,889	792,366	9,727,850	–	–	–	–	2,811,920	3,697,652	170	123	175	1,173
2022	–	–	7,919,967	7,755,014	–	–	–	–	3,552,402	3,341,006	141	114	320	1,073
2021	–	–	10,381,730	9,943,897	–	–	–	–	2,997,009	2,272,068	147	124	152	917
2020	–	–	7,193,425	15,132,997	2,101,690	6,148,171	1,197,232	3,159,702	2,529,898	5,860,977	165	102	170	859
											100.00	100.00

1.	The Principal Executive Officers (the “PEOs”) for 2023 were James Kessler who served as PEO from August 1, 2023 through December 31, 2023 and Ann Fandozzi who served as PEO from January 1, 2023 through July 31, 2023. Ms. Fandozzi served as PEO in 2021 and 2022. The PEOs for 2020 were Sharon Driscoll and Karl Werner, who served as co-PEOs from January 1, 2020 through January 5, 2020, and Ms. Fandozzi who served as PEO, effective January 6, 2020. The Summary Compensation Table on page 81 provides the details of Mr. Kessler’s, and Ms. Fandozzi’s compensation for each of the past three years as set forth in column (b).

2.	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable PEO, but rather is a value calculated under applicable SEC rules. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for the PEO in the “Total” column of the Summary Compensation Table to calculate CAP. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Prior FYE Current FYE Fiscal Year		Mr. Kessler 12/31/2022 12/31/2023 2023
SCT Total		$15,928,325
-	Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($13,155,999)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$18,016,114
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,136,214
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$3,925,235
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
Compensation Actually Paid		$25,849,889

Prior FYE Current FYE Fiscal Year		Ms. Fandozzi 12/31/2022 12/31/2023 2023
SCT Total		$792,366
-	Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,767,686
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$5,167,798
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
Compensation Actually Paid		$9,727,850

3.
The non-PEO NEOs for 2020 were James Kessler, Baron Concors, and Carmen Thiede. The non-PEO NEOs in 2021 were Sharon Driscoll, Mr. Kessler, Mr. Concors, and Kari Taylor. The non-PEO NEOs for 2022 were Ms. Driscoll, Eric Jacobs, Mr. Kessler, Mr. Concors, and Ms. Thiede. The non-PEO NEOs for 2023 were Megan Cash, Mr. Concors, Mr. Jacobs, Jeff Jeter, Darren Watt and Ms. Thiede. The Summary Compensation Table on page 81 provides details of each of the non-PEO NEOs’ compensation.

4.	CAP to the non-PEO NEOs in 2023 was calculated as follows:

Prior FYE Current FYE Fiscal Year		Non-PEO NEOs 12/31/2022 12/31/2023 2023
SCT Total		$2,811,920
-	Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($989,323)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,352,235
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$442,293
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$536,463
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($455,936)
+	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
Average Compensation Actually Paid		$3,697,652

5.	The Company’s TSR is determined based on the value of an initial fixed investment of $100 in Common Shares.

6.	The Company is using the S&P/TSX Index to measure our peer group TSR performance. The S&P/TSX is the peer group the Company used for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

7.	The following table identifies the five most important financial performance measures used by our Compensation Committee in 2023 to link the CAP to our PEO and other NEOs. Each of these performance measures is discussed in the CD&A above and defined in the Appendix A: Selected Definitions of Operational and Financial Performance on page 109.

Company Selected Measure Name				Agency Proceeds
Named Executive Officers, Footnote
3.
The non-PEO NEOs for 2020 were James Kessler, Baron Concors, and Carmen Thiede. The non-PEO NEOs in 2021 were Sharon Driscoll, Mr. Kessler, Mr. Concors, and Kari Taylor. The non-PEO NEOs for 2022 were Ms. Driscoll, Eric Jacobs, Mr. Kessler, Mr. Concors, and Ms. Thiede. The non-PEO NEOs for 2023 were Megan Cash, Mr. Concors, Mr. Jacobs, Jeff Jeter, Darren Watt and Ms. Thiede. The Summary Compensation Table on page 81 provides details of each of the non-PEO NEOs’ compensation.

Peer Group Issuers, Footnote
6.	The Company is using the S&P/TSX Index to measure our peer group TSR performance. The S&P/TSX is the peer group the Company used for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

Adjustment To PEO Compensation, Footnote
2.	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable PEO, but rather is a value calculated under applicable SEC rules. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for the PEO in the “Total” column of the Summary Compensation Table to calculate CAP. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Prior FYE Current FYE Fiscal Year		Mr. Kessler 12/31/2022 12/31/2023 2023
SCT Total		$15,928,325
-	Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($13,155,999)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$18,016,114
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,136,214
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$3,925,235
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
Compensation Actually Paid		$25,849,889

Prior FYE Current FYE Fiscal Year		Ms. Fandozzi 12/31/2022 12/31/2023 2023
SCT Total		$792,366
-	Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,767,686
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$5,167,798
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
Compensation Actually Paid		$9,727,850

Non-PEO NEO Average Total Compensation Amount				$ 2,811,920	$ 3,552,402	$ 2,997,009	$ 2,529,898
Non-PEO NEO Average Compensation Actually Paid Amount				$ 3,697,652	3,341,006	2,272,068	5,860,977
Adjustment to Non-PEO NEO Compensation Footnote
4.	CAP to the non-PEO NEOs in 2023 was calculated as follows:

Prior FYE Current FYE Fiscal Year		Non-PEO NEOs 12/31/2022 12/31/2023 2023
SCT Total		$2,811,920
-	Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($989,323)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,352,235
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$442,293
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$536,463
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($455,936)
+	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
Average Compensation Actually Paid		$3,697,652

Compensation Actually Paid vs. Total Shareholder Return
Pay Versus Performance Alignment

The charts below show, for the past four years, (i) the relationship of the Company’s TSR relative to its peers as well as (ii) the relationship between the PEO and non-PEO NEO CAP and (1) the Company’s TSR; (2) the Company’s net income; and (3) the Company’s Agency Proceeds. The CAP over the four-year period ended December 31, 2023 follows the trend in the Company TSR results over the same period. In addition, the chart titled “Company TSR vs. Peer Group TSR” reflects that our TSR over this four-year period exceeds the S&P/TSX TSR over the same period. In 2020, Ms. Fandozzi, Ms. Driscoll and Mr. Werner are included in the CAP for our PEOs. Mr. Werner and Ms. Driscoll are not included in the PEO CAP in 2021, 2022, or 2023. In 2022, Mr. Jacobs joined the Company, which is reflected in the higher average CAP in 2022 due to his new hire and 2021 Special Transformation Awards granted in 2022. Mr. Kessler was appointed Chief Executive Officer in August 2023 and received commensurate compensation adjustments, which is reflected in the higher CAP in 2023. Mr. Kessler and Ms. Fandozzi are included in the PEO CAP in 2023.

Compensation Actually Paid vs. Net Income
Pay Versus Performance Alignment

The charts below show, for the past four years, (i) the relationship of the Company’s TSR relative to its peers as well as (ii) the relationship between the PEO and non-PEO NEO CAP and (1) the Company’s TSR; (2) the Company’s net income; and (3) the Company’s Agency Proceeds. The CAP over the four-year period ended December 31, 2023 follows the trend in the Company TSR results over the same period. In addition, the chart titled “Company TSR vs. Peer Group TSR” reflects that our TSR over this four-year period exceeds the S&P/TSX TSR over the same period. In 2020, Ms. Fandozzi, Ms. Driscoll and Mr. Werner are included in the CAP for our PEOs. Mr. Werner and Ms. Driscoll are not included in the PEO CAP in 2021, 2022, or 2023. In 2022, Mr. Jacobs joined the Company, which is reflected in the higher average CAP in 2022 due to his new hire and 2021 Special Transformation Awards granted in 2022. Mr. Kessler was appointed Chief Executive Officer in August 2023 and received commensurate compensation adjustments, which is reflected in the higher CAP in 2023. Mr. Kessler and Ms. Fandozzi are included in the PEO CAP in 2023.

Compensation Actually Paid vs. Company Selected Measure
Pay Versus Performance Alignment

The charts below show, for the past four years, (i) the relationship of the Company’s TSR relative to its peers as well as (ii) the relationship between the PEO and non-PEO NEO CAP and (1) the Company’s TSR; (2) the Company’s net income; and (3) the Company’s Agency Proceeds. The CAP over the four-year period ended December 31, 2023 follows the trend in the Company TSR results over the same period. In addition, the chart titled “Company TSR vs. Peer Group TSR” reflects that our TSR over this four-year period exceeds the S&P/TSX TSR over the same period. In 2020, Ms. Fandozzi, Ms. Driscoll and Mr. Werner are included in the CAP for our PEOs. Mr. Werner and Ms. Driscoll are not included in the PEO CAP in 2021, 2022, or 2023. In 2022, Mr. Jacobs joined the Company, which is reflected in the higher average CAP in 2022 due to his new hire and 2021 Special Transformation Awards granted in 2022. Mr. Kessler was appointed Chief Executive Officer in August 2023 and received commensurate compensation adjustments, which is reflected in the higher CAP in 2023. Mr. Kessler and Ms. Fandozzi are included in the PEO CAP in 2023.

Total Shareholder Return Vs Peer Group
Pay Versus Performance Alignment

The charts below show, for the past four years, (i) the relationship of the Company’s TSR relative to its peers as well as (ii) the relationship between the PEO and non-PEO NEO CAP and (1) the Company’s TSR; (2) the Company’s net income; and (3) the Company’s Agency Proceeds. The CAP over the four-year period ended December 31, 2023 follows the trend in the Company TSR results over the same period. In addition, the chart titled “Company TSR vs. Peer Group TSR” reflects that our TSR over this four-year period exceeds the S&P/TSX TSR over the same period. In 2020, Ms. Fandozzi, Ms. Driscoll and Mr. Werner are included in the CAP for our PEOs. Mr. Werner and Ms. Driscoll are not included in the PEO CAP in 2021, 2022, or 2023. In 2022, Mr. Jacobs joined the Company, which is reflected in the higher average CAP in 2022 due to his new hire and 2021 Special Transformation Awards granted in 2022. Mr. Kessler was appointed Chief Executive Officer in August 2023 and received commensurate compensation adjustments, which is reflected in the higher CAP in 2023. Mr. Kessler and Ms. Fandozzi are included in the PEO CAP in 2023.

Tabular List, Table
7.	The following table identifies the five most important financial performance measures used by our Compensation Committee in 2023 to link the CAP to our PEO and other NEOs. Each of these performance measures is discussed in the CD&A above and defined in the Appendix A: Selected Definitions of Operational and Financial Performance on page 109.

Financial Performance Measures

Agency Proceeds

OFCF

Earnings CAGR

Budgeted Non-GAAP Operating Income

rTSR

Total Shareholder Return Amount				$ 170	141	147	165
Peer Group Total Shareholder Return Amount				123	114	124	102
Net Income (Loss)				$ 175,000,000	$ 320,000,000	$ 152,000,000	$ 170,000,000
Company Selected Measure Amount				1,173,000,000	1,073,000,000	917,000,000	859,000,000
PEO Name		James Kessler	Ann Fandozzi		Ann Fandozzi	Ann Fandozzi		Ann Fandozzi
Measure:: 1
Pay vs Performance Disclosure
Name				Agency Proceeds
Measure:: 2
Pay vs Performance Disclosure
Name				OFCF
Measure:: 3
Pay vs Performance Disclosure
Name				Earnings CAGR
Measure:: 4
Pay vs Performance Disclosure
Name				Budgeted Non-GAAP Operating Income
Measure:: 5
Pay vs Performance Disclosure
Name				rTSR
James Kessler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 15,928,325	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount				25,849,889	0	0	0
Ann Fandozzi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				792,366	7,919,967	10,381,730	7,193,425
PEO Actually Paid Compensation Amount				9,727,850	7,755,014	9,943,897	15,132,997
Sharon Driscoll [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	0	0	2,101,690
PEO Actually Paid Compensation Amount				0	0	0	6,148,171
PEO Name	Sharon Driscoll
Karl Werner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	0	0	1,197,232
PEO Actually Paid Compensation Amount				0	$ 0	$ 0	$ 3,159,702
PEO Name	Karl Werner
PEO | James Kessler [Member] | Change in Pension Value and Above Market Non-Qualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | James Kessler [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(13,155,999)
PEO | James Kessler [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				18,016,114
PEO | James Kessler [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,136,214
PEO | James Kessler [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | James Kessler [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,925,235
PEO | James Kessler [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | James Kessler [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ann Fandozzi [Member] | Change in Pension Value and Above Market Non-Qualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ann Fandozzi [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ann Fandozzi [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ann Fandozzi [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,767,686
PEO | Ann Fandozzi [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ann Fandozzi [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,167,798
PEO | Ann Fandozzi [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ann Fandozzi [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Pension Value and Above Market Non-Qualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(989,323)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,352,235
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				442,293
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				536,463
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(455,936)
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0